Share Capital - Summary of Warrants (Parenthetical) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Warrants [Line Items]
Share issue costs	$ 2,448	$ 2,448
Greenstar investment | Warrants
Disclosure Of Warrants [Line Items]
Share issue costs	$ 253